Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
Schedule of definite-lived intangible assets
	December 31,
	2017	2016
Original amounts:
Customer contracts and relationships	$5,326	$4,978
Technology	(*)16,896	(*)12,458
Trademarks	1,614	1,537

Total original amounts	23,836	18,973

Accumulated amortization:
Customer contracts and relationships	(3,744)	(3,014)
Technology	(8,235)	(4,887)
Trademarks	(839)	(646)

Accumulated amortization	(12,818)	(8,547)

Intangible assets, net	$11,018	$10,426

(*) Includes $8,877 and $5,056 capitalized technology as of December 31, 2017 and 2016, respectively. Capitalized technology includes $4,081 and $2,143 for which amortization has not yet begun as of December 31, 2017 and 2016, respectively.

Schedule of weighted average annual rates of amortization for intangible assets
Weighted average %

Customer contracts and relationships	7
Technology	32
Trademarks	10

Total intangible assets	24

Schedule of estimated aggregate amortization expenses for five succeeding fiscal years
2018	$3,193
2019	4,449
2020	1,023
2021	863
2022	757
Thereafter	732

Total	$11,017